Warrants Outstanding (Details) - 12 months ended Dec. 31, 2023	$ / $ $ / shares shares	$ / $ $ / shares shares
Warrants
Exercise price (in dollar per share) | $ / shares	$ 4.86
Remaining contractual life (years)	8 months 15 days
Warrants exercisable	11,628,178	11,628,178
May 12, 2024
Warrants
Exercise price (in dollar per share) | $ / shares	$ 4.60
Remaining contractual life (years)	4 months 9 days
Warrants exercisable	3,453,178	3,453,178
November 5, 2024
Warrants
Exercise price (in dollar per share) | (per share)	$ 4.97	$ 3.75
Remaining contractual life (years)	10 months 6 days
Warrants exercisable	8,175,000	8,175,000
Exchange rate from USD to CAD | $ / $	1.32	1.32
Meros license agreement
Warrants
Outstanding special warrants	1,020,000	1,020,000